VARIABLE INTEREST ENTITIES ("VIEs") - NARRATIVE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Variable Interest Entity [Line Items]
Interest expense	$ 19,303	$ 18,856	$ 39,617	$ 37,103
Net cash used in financing activities			$ (198,482)	42,548
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Lease term			10 years
Interest expense	1,800	2,000	$ 3,900	3,800
Net cash used in financing activities	$ 4,800	$ 6,200	$ 3,300	$ 12,200